Segment report - Mining Segment (Details) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020 ZAR (R) item MT R / T	Dec. 31, 2019 ZAR (R)	Jun. 30, 2021 item MT R / T	Jun. 30, 2020 ZAR (R)
Disclosure of operating segments
EBIT | R	R 21,650	R 9,853		R (111,030)
Mining
Disclosure of operating segments
Increase (decrease) in productivity (as a percent)	2.00%
Productivity rate (in tons per continuous miner per shift) | item	1,162
Increase (decrease) in export sales (as a percent)	8.00%
Increase (decrease) in EBIT (as a percent)	26.00%
EBIT | R	R 1,732	R 1,374		R 2,756
Increase (decrease) in normalised unit cost (as a percent)	2.00%
Normalised unit cost | R / T	351
Mining | Minimum
Disclosure of operating segments
Targeted stockpile levels | MT	1.5
Mining | Maximum
Disclosure of operating segments
Targeted stockpile levels | MT	2.0
Mining | Forecast
Disclosure of operating segments
Sales volume | MT			3.2
Mining | Forecast | Minimum
Disclosure of operating segments
Productivity rate (in tons per continuous miner per shift) | item			1,160
Normalised unit cost | R / T			340
Mining | Forecast | Maximum
Disclosure of operating segments
Productivity rate (in tons per continuous miner per shift) | item			1,210
Normalised unit cost | R / T			360